Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities (Textual)
Derivative liability	$ 317,614		$ 317,614		$ 0
Unrealized (loss) on change in fair value of derivative liabilities	$ 18,570	$ 0	$ 18,570	$ 0	$ 0	$ 0